UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $58,398 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corporation  common           003830106      357   517592     X    SOLE                   517592
Carnival PLC                   common           14365C103     2275    91750     X    SOLE                    91750
Comdisco Hldg Co Inc Common    common           200334100    20537   146638     X    SOLE                   146638
Dade Behring Common            common           23342J206     3538   166183     X    SOLE                   166183
Devon Energy                   common           25179M103        2       51     X    SOLE                       51
Mariner Healthcare Inc.        common           56845X108     1668   606703     X    SOLE                   606703
McLeod USA                     common           582266706       31    50753     X    SOLE                    50753
NTL Inc.                       common           62940M104     5331   313585     X    SOLE                   313585
Panamerican Beverages          common           P74823108    21638   985777     X    SOLE                   985777
ROTECH HEALTHCARE              common           778669101       48   123474     X    SOLE                   123474
Teco Energy                    common           872375100     1482   137384     X    SOLE                   137384
TV Azteca                      common           901145102      311    53654     X    SOLE                    53654
Dreyers Grand June 75 call     option           261878102      124      952     CALL SOLE                      952
Dreyers Grand June 70 call     option           261878102      910     2274     CALL SOLE                     2274
McLeod Warrants                warrant          582266110      146   770664     X    SOLE                   770664